Finance income and finance expense	12 Months Ended
Jun. 30, 2018
Analysis of income and expense [abstract]
Finance income and finance expense
Finance income and finance expense
Finance income and finance expense are comprised of the following:

	June 30, 2018	June 30, 2017
	$	$

Finance income
Interest income	1,147	556
Gain on movement in fair value of the embedded derivatives on Senior Unsecured Convertible Debentures and Senior Unsecured Notes	11,251	1,968

	12,398	2,524

Finance expense
Interest expense on bank indebtedness	788	348
Accretion of tangible benefit obligation	539	651
Interest on long-term debt, obligations under finance leases and other	48,343	18,181
Early redemption penalties	—	13,464
Accretion on Senior Unsecured Convertible Debentures	1,586	—
Debt extinguishment charge	—	6,990
Amortization of debt premium on Senior Unsecured Notes	—	118
Net foreign exchange loss	7,700	3,226

	58,956	42,978